Consolidated Statements of Changes in Shareholders’ Equity (Parentheticals) - $ / shares	12 Months Ended
	Dec. 31, 2024	Dec. 31, 2023	Dec. 31, 2022
Statement of Stockholders' Equity [Abstract]
Dividends paid (in USD per share)	$ 0.585	$ 0.04	$ 0.22